VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 98.3%
Banks : 10.1%
Bank for Foreign Trade of
Vietnam JSC 10,159,701 $ 22,567,052
Nam A Commercial JSB * 7,004,400 3,500,825
Saigon - Hanoi Commercial
Joint Stock Bank 17,460,392 10,377,641
Saigon Thuong Tin Commercial
JSB * 3,980,200 9,484,618
Vietnam Export Import
Commercial JSB* 6,819,229 6,166,234
52,096,370
Capital Goods : 7.4%
Development Investment
Construction JSC* 5,156,494 2,818,752
Gelex Electric Equipment JSC 1,235,700 9,264,525
Gelex Group JSC 5,335,642 7,595,622
Ha Do Group JSC 1,614,856 1,830,701
Hoang Huy Investment
Financial Services JSC * 5,265,655 3,515,681
IDICO Corp. JSC 1,871,116 3,501,795
Tasco JSC * 7,219,100 4,741,024
Vietnam Construction and
Import-Export JSC 4,187,119 3,513,436
Viettel Construction Joint Stock
Corp. 466,400 1,549,850
38,331,386
Energy : 1.4%
PetroVietnam Drilling & Well
Services JSC 2,818,088 3,649,268
PetroVietnam Technical
Services Corp.* 2,375,407 3,688,114
7,337,382
Financial Services : 18.1%
FPT Securities JSC 2,634,734 2,714,800
Sai Gon-Ha Noi Securities JSC 5,572,424 3,532,675
SSI Securities Corp. 23,847,126 24,753,593
Techcom Securities JSC * 4,880,300 9,592,765
Vietcap Securities JSC 12,277,887 12,550,242
VIX Securities JSC * 16,044,306 10,237,968
VNDirect Securities Corp. 15,858,725 9,639,707
VP Bank Securities Ltd. Co. * 5,277,700 6,009,865
VPS Securities JSC* 10,927,200 14,294,020
93,325,635
Food, Beverage & Tobacco : 21.5%
BAF Viet Nam Agriculture JSC* 1,968,900 2,601,033
HAGL JSC * 8,384,700 5,257,793
KIDO Group Corp. 1,388,036 2,571,364
Masan Consumer Corp. 5,648,400 30,876,705
Masan Group Corp. * 11,806,276 33,837,860
Saigon Beer Alcohol Beverage
Corp. 1,806,500 3,047,882
Thanh Thanh Cong - Bien Hoa
JSC * 5,175,818 4,457,203
Vietnam Dairy Products JSC 10,590,841 24,387,432
Vinh Hoan Corp. 1,611,660 3,649,659
110,686,931
Number
of Shares Value
Insurance : 0.8%
Bao Viet Holdings 1,357,796 $ 4,277,051
Underline
Materials : 8.4%
Duc Giang Chemicals JSC 2,191,232 4,222,349
Hoa Phat Group JSC * 29,175,099 30,086,599
Hoa Sen Group 3,933,901 2,247,366
PetroVietNam Ca Mau Fertilizer
JSC 1,788,700 3,306,885
Petrovietnam Fertilizer &
Chemicals JSC 3,253,086 3,686,234
43,549,433
Real Estate Management & Development :
24.8%
CEO Group JSC* 3,595,595 2,279,451
Dat Xanh Group JSC * 4,383,265 2,434,920
Khang Dien House Trading and
Investment JSC * 3,476,672 3,464,397
Kinh Bac City Development
Holding Corp. * 5,038,000 6,178,389
Novaland Investment Group
Corp. * 13,198,558 7,089,669
Phat Dat Real Estate
Development Corp. * 6,041,262 3,758,648
Sai Gon VRG Investment Corp. 1,568,920 3,645,706
Van Phu Real estate
development JSC * 1,758,852 3,839,195
Vincom Retail JSC * 12,155,622 11,868,729
Vingroup JSC * 7,472,598 38,884,965
Vinhomes JSC 144A* 11,374,067 44,525,392
127,969,461
Software & Services : 1.9%
FPT Corp. 3,358,500 9,665,409
Underline
Transportation : 2.8%
Vietjet Aviation JSC* 1,916,040 11,348,209
Vietnam Airlines JSC* 3,503,500 2,894,764
14,242,973
Utilities : 1.1%
PetroVietnam Power Corp.* 11,659,647 5,820,415
Underline
Total Common Stocks
(Cost: $348,570,443) 507,302,446
RIGHTS: 0.5%
(Cost: $1,566,022)
Financial Services : 0.5%
VIX Securities JSC,
VND 12,000.00* 26,152,006 2,769,824
Underline
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,158)
DCVFMVN Diamond ETF 62,610 88,058
Underline
Total Investments: 98.8%
(Cost: $350,178,623) 510,160,328
Other assets less liabilities: 1.2% 5,965,258
NET ASSETS: 100.0% $ 516,125,586

VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $44,525,392, or 8.6% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 507,302,446
Banks $ — $ 52,096,370 $ — $ 52,096,370
Capital Goods 17,507,344 20,824,042 — 38,331,386
Energy 3,688,114 3,649,268 — 7,337,382
Financial Services 3,532,675 89,792,960 — 93,325,635
Food, Beverage & Tobacco 69,886,962 40,799,969 — 110,686,931
Insurance — 4,277,051 — 4,277,051
Materials 3,686,234 39,863,199 — 43,549,433
Real Estate Management &
Development 13,208,315 114,761,146 — 127,969,461
Software & Services — 9,665,409 — 9,665,409
Transportation — 14,242,973 — 14,242,973
Utilities — 5,820,415 — 5,820,415
Rights
 *
2,769,824 — — 2,769,824
Exchange Traded Fund — 88,058 — 88,058
Total Investments $ 114,279,468 $ 395,880,860 $ — $ 510,160,328